U.S. SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549
					FORM 24F-2
	ANNUAL NOTICE OF SECURITES SOLD PURSUANT TO RULE 24F-2
	READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
1.	Name and address of issuer:
	Prudential Small-Cap Core Equity Fund, Inc.
	100 Mulberry Street
	Gateway Center Three
	Newark, New Jersey 07102-4077

2.	The name of each series or class of securities for which this Form is filed
	(If the Form is being filed for all series and classes of securities of the
	issuer, check the box but do not list series or classes):[x]

3.	Investment Company Act File Number:  811-08167
	Securities Act File Number:  333-24495

4.	(a)	Last day of fiscal year for which this Form is filed:  October 31, 2011
	(b)	[ ] Check box if this Form is being filed late (i.e., more than 90
     	 	calendar days after the end of the issuer's fiscal year).
      	 	(See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID
ON THE REGISTRATION FEE DUE.
	(c)	[X] Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities
		sold during the fiscal year pursuant
		to section 24(f):					$ 9,105,760
	(ii)	Aggregate price of securities
		redeemed or repurchased during
		the fiscal year:					$ 186,398,035
	(iii)	Aggregate price of securities
		redeemed or repurchased during
		any PRIOR fiscal year ending no
		earlier than October 11, 1995 that
		were not previously used to reduce
		registration fees payable to the
		Commission:						$ 137,606,388
	(iv)	Total available redemption credits
		[add items 5(ii) and 5(iii)]:				$ 324,004,423
	(v)	Net sales -- if item 5(i) is greater
		than Item 5(iv) [subtract Item 5(iv)
		from Item 5(I)]:					$ 0
	(vi)	Redemption credits available for
		use in future years -- if Item 5(i) is
		less than Item 5(iv) [subtract Item
		5(iv) from Item 5(i)]:					$ 314,898,663
	(vii)	Multiplier for determining
		registration fee (See Instruction
		C.9):							x  0.0001161
	(viii)	Registration fee due [multiply Item
		5(v) by Item 5(vii)] (enter "0" if
		no fee is due):						= $0

6.	Prepaid Shares
	If the response to Item 5(i) was determined by deducting an amount of
	securities that were registered under the Securities Act of 1933 pursuant to
	rule 24e-2 as in effect before October 11, 1997, then report the amount of
	securities (number of shares or other units) deducted here: 0. If there is a
	number of shares or other units that were registered pursuant to rule 24e-2
	remaining unsold at the end of the fiscal year for which this form is filed
	that are available for use by the issuer in future fiscal years, then state
	that number here: 0.

7.	Interest due -- if this Form is being filed more than 90 days after the
	end of the issuer's fiscal year (see Instruction D): $0

8.	Total of the amount of the registration fee due plus any interest due
        [Item 5(viii) plus Item 7]: = $0

9.	Date the registration fee and any interest payment was sent to the
        Commission's lockbox depository: N/A

	Method of Delivery: N/A
				[   ] Wire Transfer
				[   ] Mail or other means


SIGNATURES

	This report has been signed below by the following persons on behalf of the
	Issuer and in the capacities and on the dates indicated.

By: (Signature and Title)		/s/ Grace C. Torres

					Grace C. Torres

					Treasurer and Principal Financial and Accounting
					Officer

Date: June 24, 2011